Debt (Details Narrative) - USD ($)		12 Months Ended
	Sep. 09, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest expense		$ (15,220)
Accretion of debt discount		$ (165,481)
Common stock shares reserved under stock option plan		19,595,000
Exercise Price		$ 1.25
Market price of common stock		$ 1.54
Estimated volatility		92.30%
Risk free interest rate		1.23%
Expected dividend rate		0.00%
Expected life		5 years
Fair value		$ 340,735
Beneficial conversion intrinsic value		359,265
Debt discount		$ 700,000
Period for accretion of discount		1 year 3 months
KCC [Member] | Loan agreement [Member]
Convertible debt financing, Maximum amount	$ 900,000
Interest rate	7.00%
Convertible debt financing, Loan received	$ 700,000
Convertible debt financing, Remaining amount	$ 200,000
Debt instrument conversion feature

(i) $1.54, or the closing price of the Company’s common stock on the day prior to the issuance of the Note or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to convert the Note, subject to a floor price of $1.23

KCC [Member] | Loan agreement [Member] | Series E Warrant [Member]
Common stock shares reserved under stock option plan	584,416
Debt instrument conversion feature

(i) $1.54, the closing price of the Company’s common stock on the day prior to issuance of the Series E Warrant; or (ii) a 20% discount to the average closing price of the Company’s common stock for the five days prior to the date on which KCC elects to exercise the Series E Warrant